CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (USD $)	Total	General Partner	Limited Partners
PARTNERS' CAPITAL at Dec. 31, 2010	$ 375,395,713	$ 3,705,350	$ 371,690,363
PARTNERS' CAPITAL (in units) at Dec. 31, 2010	317,379,504
Increase (Decrease) in Partners' Capital
Subscriptions	93,030,629	299,999	92,730,630
Subscriptions (in units)	86,726,971
Net loss	(17,192,390)	(169,142)	(17,023,248)
Redemptions	(55,423,986)		(55,423,986)
Redemptions (in units)	(50,243,572)
PARTNERS' CAPITAL at Dec. 31, 2011	395,809,966	3,836,207	391,973,759
PARTNERS' CAPITAL (in units) at Dec. 31, 2011	353,862,903
Increase (Decrease) in Partners' Capital
Subscriptions	21,856,486	150,000	21,706,486
Subscriptions (in units)	21,271,313
Net loss	(30,831,220)	(349,504)	(30,481,716)
Redemptions	(125,172,264)		(125,172,264)
Redemptions (in units)	(120,929,763)
PARTNERS' CAPITAL at Dec. 31, 2012	261,662,968	3,636,703	258,026,265
PARTNERS' CAPITAL (in units) at Dec. 31, 2012	254,204,453
Increase (Decrease) in Partners' Capital
Subscriptions	5,479,986		5,479,986
Subscriptions (in units)	6,037,353
Net loss	(18,485,404)	(281,706)	(18,203,698)
Redemptions	(116,976,227)		(116,976,227)
Redemptions (in units)	(125,909,621)
PARTNERS' CAPITAL at Dec. 31, 2013	$ 131,681,323	$ 3,354,997	$ 128,326,326
PARTNERS' CAPITAL (in units) at Dec. 31, 2013	134,332,185